Original Issue Discount Senior Secured Convertible Promissory Note (Details Textual 2) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2009	Dec. 31, 2015
Debt Instrument [Line Items]
Value of the warrants in the transaction of a discount to the 2009 Notes	$ 412,830
2009 Notes [Member]
Debt Instrument [Line Items]
Net value of the 2009 notes		$ 2,400,000
Recognized a discount over the original life of the 2009 Notes		$ 1,670,000